Commitments and Contingencies - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Commitments [Line Items]
Operating lease, payments		$ 28,000	$ 153,000	$ 84,000	$ 500,000
Operating lease, cost		$ 24,000	$ 149,000	$ 72,000	$ 400,000
Lease term	3 years	3 years		3 years
Annual rent payment	$ 67,000
Operating Sublease For Office Space [Member] | California
Commitments [Line Items]
Lease cost						$ 600,000	$ 500,000
Operating lease, payments						$ 700,000	$ 700,000